John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 3/31/2021

Fund’s investments
As of 3-31-21 (unaudited)
	Shares	Value
Common stocks 113.5% (96.5% of Total investments)		$778,969,283
(Cost $439,035,005)
Financials 111.8%		767,599,912
Banks 94.4%
1st Source Corp. (A)	121,706	5,790,771
Altabancorp	12,403	521,422
American Business Bank (B)	68,088	2,723,520
American National Bankshares, Inc.	93,258	3,084,042
American River Bankshares	79,125	1,290,529
American Riviera Bank (B)	200,863	3,715,966
Ameris Bancorp	266,062	13,970,916
Atlantic Capital Bancshares, Inc. (B)	210,961	5,084,160
Atlantic Union Bankshares Corp.	251,010	9,628,744
Avidbank Holdings, Inc. (B)	200,000	4,400,000
Bank of America Corp.	430,148	16,642,425
Bank of Commerce Holdings (A)(C)	166,743	2,125,973
Bank of Marin Bancorp	117,462	4,599,812
Bar Harbor Bankshares	134,902	3,968,817
BayCom Corp. (B)	123,093	2,218,136
Berkshire Hills Bancorp, Inc.	172,246	3,844,531
Bremer Financial Corp. (D)(E)	41,667	4,381,733
Bryn Mawr Bank Corp.	80,000	3,640,800
Business First Bancshares, Inc.	130,413	3,120,783
Cadence BanCorp	286,424	5,937,570
California BanCorp (B)	99,644	1,774,660
Cambridge Bancorp	72,156	6,084,194
Camden National Corp.	68,551	3,280,851
Central Valley Community Bancorp	80,137	1,475,322
Centric Financial Corp. (B)	275,000	2,585,000
Citigroup, Inc. (A)(C)	222,183	16,163,813
Citizens Community Bancorp, Inc.	108,853	1,350,866
Citizens Financial Group, Inc.	340,789	15,045,834
City Holding Company	30,868	2,524,385
Civista Bancshares, Inc.	171,523	3,934,738
Coastal Financial Corp. (B)	124,053	3,252,670
Columbia Banking System, Inc. (A)(C)	166,271	7,164,617
Comerica, Inc.	167,706	12,031,228
Communities First Financial Corp. (B)	115,523	4,736,443
County Bancorp, Inc.	74,725	1,791,158
Cullen/Frost Bankers, Inc. (A)(C)	111,328	12,108,033
CVB Financial Corp.	106,152	2,344,898
Eagle Bancorp Montana, Inc.	118,378	2,878,953
East West Bancorp, Inc.	43,408	3,203,510
Equity Bancshares, Inc., Class A (B)	148,933	4,080,764
Evans Bancorp, Inc.	69,760	2,364,166
Farmers National Banc Corp.	1,975	32,983
Fifth Third Bancorp	417,935	15,651,666
First Business Financial Services, Inc.	62,955	1,556,877
First Choice Bancorp	4,081	99,209
First Community Corp.	132,912	2,651,594
First Financial Bancorp	403,431	9,682,344
First Horizon Corp.	408,111	6,901,157
First Merchants Corp.	114,010	5,301,465
First Mid Bancshares, Inc.	68,559	3,011,797
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Reliance Bancshares, Inc. (B)	131,983	$1,306,632
FNB Corp.	621,243	7,889,786
German American Bancorp, Inc.	110,169	5,092,011
Glacier Bancorp, Inc. (A)(C)	82,643	4,717,262
Great Southern Bancorp, Inc.	40,257	2,281,364
Great Western Bancorp, Inc.	141,778	4,294,456
Hancock Whitney Corp.	263,808	11,082,574
HBT Financial, Inc.	175,388	3,002,643
Heritage Commerce Corp.	519,533	6,348,693
Heritage Financial Corp.	161,533	4,561,692
Horizon Bancorp, Inc.	429,365	7,977,602
Howard Bancorp, Inc. (B)	156,530	2,573,353
Huntington Bancshares, Inc. (A)(C)	700,604	11,013,495
Independent Bank Corp. (Massachusetts)	59,430	5,003,412
Independent Bank Corp. (Michigan)	142,510	3,368,936
JPMorgan Chase & Co. (A)(C)	100,408	15,285,110
KeyCorp (A)(C)	733,977	14,664,860
Level One Bancorp, Inc.	81,263	2,094,960
Live Oak Bancshares, Inc. (A)(C)	100,017	6,850,164
M&T Bank Corp.	98,700	14,963,907
Mackinac Financial Corp.	144,450	2,025,189
Metrocity Bankshares, Inc.	65,263	1,003,745
MidWestOne Financial Group, Inc.	104,634	3,240,515
NBT Bancorp, Inc.	101,770	4,060,623
Nicolet Bankshares, Inc. (B)	49,538	4,134,441
Northrim BanCorp, Inc. (A)	97,720	4,154,077
Old National Bancorp	364,040	7,040,534
Old Second Bancorp, Inc.	318,549	4,208,032
Orange County Bancorp, Inc.	5,000	153,750
Pacific Premier Bancorp, Inc.	285,177	12,388,089
PacWest Bancorp (A)	201,725	7,695,809
Park National Corp. (A)(C)	23,928	3,093,890
Peoples Bancorp, Inc. (A)	110,713	3,672,350
Pinnacle Financial Partners, Inc. (A)(C)	126,415	11,207,954
Plumas Bancorp (A)	21,229	620,948
Popular, Inc. (A)	57,384	4,035,243
Prime Meridian Holding Company	108,010	2,160,200
Private Bancorp of America, Inc. (B)	1,500	36,000
QCR Holdings, Inc. (A)	70,803	3,343,318
Red River Bancshares, Inc.	18,101	1,013,837
Regions Financial Corp.	637,257	13,165,730
Renasant Corp.	176,488	7,303,073
Sandy Spring Bancorp, Inc.	47,003	2,041,340
SB Financial Group, Inc.	247,702	4,523,039
Shore Bancshares, Inc.	183,579	3,124,515
Sierra Bancorp	21,983	589,144
South Atlantic Bancshares, Inc. (B)	289,568	3,576,165
South State Corp. (A)(C)	29,868	2,344,937
Southern First Bancshares, Inc. (B)	131,586	6,168,752
Stock Yards Bancorp, Inc.	94,346	4,817,307
Suncrest Bank	66,504	847,926
Synovus Financial Corp.	230,856	10,561,662
TCF Financial Corp.	258,153	11,993,788
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
The Community Financial Corp.	77,170	$2,643,073
The First Bancorp, Inc.	245,664	7,170,932
The First Bancshares, Inc.	210,000	7,688,100
The PNC Financial Services Group, Inc. (A)(C)	82,262	14,429,577
TriCo Bancshares	204,465	9,685,507
Truist Financial Corp.	266,891	15,565,083
U.S. Bancorp	297,676	16,464,460
Umpqua Holdings Corp.	107,458	1,885,888
United BanCorp of Alabama, Inc., Class A	170,487	4,944,123
United Bankshares, Inc. (A)(C)	147,123	5,676,005
Washington Trust Bancorp, Inc.	123,905	6,397,215
Zions Bancorp NA	279,624	15,368,135
Capital markets 8.6%
Ares Management Corp., Class A	195,864	10,974,260
Brookfield Asset Management, Inc., Class A (A)(C)	45,699	2,033,606
Golub Capital BDC, Inc.	125,102	1,828,991
Invesco, Ltd.	114,189	2,879,847
KKR & Company, Inc.	311,909	15,236,755
Oaktree Specialty Lending Corp.	873,464	5,415,477
Sixth Street Specialty Lending, Inc. (A)(C)	178,694	3,757,935
The Blackstone Group, Inc., Class A	187,140	13,947,544
Trinity Capital, Inc.	200,000	2,984,000
Consumer finance 0.8%
Discover Financial Services	53,865	5,116,636
Diversified financial services 1.9%
Eurazeo SE (B)	91,873	6,989,208
Onex Corp.	99,888	6,212,498
Insurance 0.5%
Assured Guaranty, Ltd.	82,048	3,468,989
Thrifts and mortgage finance 5.6%
OP Bancorp	170,717	1,795,943
Premier Financial Corp.	424,815	14,129,347
Provident Financial Holdings, Inc. (A)	106,084	1,792,820
Riverview Bancorp, Inc.	1,858	12,876
Southern Missouri Bancorp, Inc.	105,980	4,177,732
Territorial Bancorp, Inc.	58,157	1,538,834
Timberland Bancorp, Inc.	35,129	976,937
Westbury Bancorp, Inc. (B)	99,259	2,853,696
WSFS Financial Corp.	222,599	11,083,204
Information technology 0.6%		3,864,478
IT services 0.6%
EVERTEC, Inc.	103,828	3,864,478
Real estate 1.1%		7,504,893
Equity real estate investment trusts 1.1%
Plymouth Industrial REIT, Inc.	179,294	3,021,104

Simon Property Group, Inc.	39,411	4,483,789
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Preferred securities 3.0% (2.6% of Total investments)		$20,833,169
(Cost $20,819,275)
Financials 2.7%		18,418,406
Banks 2.3%
Atlantic Union Bankshares Corp., 6.875% (A)(C)	57,500	1,582,975
CNB Financial Corp., 7.125%	60,000	1,605,000
Level One Bancorp, Inc., 7.500%	50,000	1,319,000
Northpointe Bancshares, Inc. (8.250% to 12-30-25, then SOFR + 7.990%) (B)(F)	160,000	4,240,000
Pinnacle Financial Partners, Inc., 6.750% (A)(C)	71,825	1,983,807
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,746,954
United Community Banks, Inc., 6.875%	57,500	1,570,900
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%) (A)(C)	50,000	1,390,000
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	121,425	2,979,770
Real estate 0.3%		2,414,763
Equity real estate investment trusts 0.3%
Sotherly Hotels, Inc., 8.000%	60,000	1,108,200
Sotherly Hotels, Inc., 8.250%	70,625	1,306,563

	Rate (%)	Maturity date	Par value^	Value
Convertible bonds 0.7% (0.6% of Total investments)				$4,756,594
(Cost $3,390,000)
Financials 0.7%				4,756,594
Insurance 0.7%
AXA SA (F)	7.250	05-15-21	3,390,000	4,756,594

Certificate of deposit 0.0% (0.0% of Total investments)				$80,066
(Cost $80,066)
Country Bank for Savings	1.140	08-29-22	2,104	2,104
Eastern Savings Bank FSB	0.200	04-22-21	1,954	1,954
First Bank Richmond NA	1.250	12-05-22	21,642	21,642
First Federal of Northern Michigan	0.100	01-07-22	3,054	3,054
First National Bank	0.400	06-17-22	1,360	1,360
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-23-21	2,224	2,224
Machias Savings Bank	0.500	05-31-21	2,006	2,006
Milford Federal Bank	0.300	04-26-21	2,057	2,057
Mount Washington Co-operative Bank	0.650	11-01-21	1,925	1,925
Mt. McKinley Bank	0.500	12-02-22	1,734	1,734
MutualOne Bank	2.020	09-09-21	4,097	4,097
Newburyport Five Cents Savings Bank	0.700	10-19-22	2,152	2,152
Newtown Savings Bank	0.450	06-01-21	1,982	1,982
Rosedale Federal Savings & Loan Association	0.500	06-01-21	2,040	2,040
Salem Five Bancorp	0.250	12-17-21	1,743	1,743
Sunshine Federal Savings and Loan Association	0.500	05-10-21	2,066	2,066
The Milford Bank	0.250	06-10-21	1,923	1,923
U.S. Bancorp	0.600	04-05-21	5,076	5,076

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

	Par value^	Value
Short-term investments 0.4% (0.3% of Total investments)		$2,652,000
(Cost $2,652,000)
Repurchase agreement 0.4%		2,652,000
Repurchase Agreement with State Street Corp. dated 3-31-21 at 0.000% to be repurchased at $2,652,000 on 4-1-21, collateralized by $2,638,900 U.S. Treasury Notes, 1.750% due 6-15-22 (valued at $2,705,126)	2,652,000	2,652,000

Total investments (Cost $465,976,346) 117.6%	$807,291,112
Other assets and liabilities, net (17.6%)	(120,761,873)
Total net assets 100.0%	$686,529,239

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-21 was $134,576,307. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $107,926,016.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-21, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.790%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Aug 2022	—	$(158,976)	$(158,976)
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	505,423	505,423
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	1,033,969	1,033,969
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Mar 2030	—	1,169,974	1,169,974
								—	$2,550,390	$2,550,390

(a)	At 3-31-21, the 3 month LIBOR was 0.194%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$648,392,777	$641,850,844	$2,160,200	$4,381,733
Capital markets	59,058,415	59,058,415	—	—
Consumer finance	5,116,636	5,116,636	—	—
Diversified financial services	13,201,706	6,212,498	6,989,208	—
Insurance	3,468,989	3,468,989	—	—
Thrifts and mortgage finance	38,361,389	38,361,389	—	—
Information technology
IT services	3,864,478	3,864,478	—	—
Real estate
Equity real estate investment trusts	7,504,893	7,504,893	—	—
Preferred securities
Financials
Banks	15,438,636	11,198,636	4,240,000	—
Mortgage real estate investment trusts	2,979,770	2,979,770	—	—
Real estate
8	|

	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Equity real estate investment trusts	$2,414,763	$2,414,763	—	—
Convertible bonds	4,756,594	—	$4,756,594	—
Certificate of deposit	80,066	—	80,066	—
Short-term investments	2,652,000	—	2,652,000	—
Total investments in securities	$807,291,112	$782,031,311	$20,878,068	$4,381,733
Derivatives:
Assets
Swap contracts	$2,709,366	—	$2,709,366	—
Liabilities
Swap contracts	(158,976)	—	(158,976)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.6%	$4,381,733
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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